Accounting Policies and Recent Accounting Updates (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Revenue recognition
Accretion of discounts and amortization of premiums	$ 274,650	$ 1,196,000
Capitalized PIK interest	205,621
Portfolio company investments on non-accrual status	0
Deferred debt issuance costs
Deferred debt issuance costs	$ 1,580,000